Vessels (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Book Value
Net Book Value at the beginning	$ 45,728,000
Net Book Value at the end	$ 48,482,000		$ 45,728,000
OceanPal Inc. Predecessors
Vessel cost
Vessel cost at the beginning		$ 47,405,161	47,405,161	$ 38,600,196
Additions for improvements		29,477		1,474,965
Vessel fair value adjustment				200,500
Vessel transferred from held for sale				7,129,500
Vessel cost at the end		47,434,638		47,405,161	$ 38,600,196
Accumulated Depreciation
Accumulated depreciation at the beginning		(15,155,862)	(15,155,862)	(13,139,306)
Depreciation for the period		(1,071,390)	1,970,000	2,016,556	2,270,000
Accumulated depreciation at the end		(16,227,252)		(15,155,862)	(13,139,306)
Net Book Value
Net Book Value at the beginning		32,249,299	$ 32,249,299	25,460,890
Additions for improvements		29,477		1,474,965
Vessel fair value adjustment				200,500
Vessel transferred from held for sale				7,129,500
Depreciation for the period		(1,071,390)		2,016,556
Net Book Value at the end		$ 31,207,386		$ 32,249,299	$ 25,460,890